Exhibit 99.3 Schedule 1

Data Comparison
Run Date - 4/11/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
N4FIQIDFCCR	xx			Borrower DTI Ratio Percent	36.470%	43.052%	-6.582%	-6.58%	Income and credit docs support 36.47%.	Initial
KN1HOX1XYD3	xx			Representative Score	770	785	-15	-1.91%	770 - per credit report in file	Initial
PPLQN1S5EK0	xx			Borrower DTI Ratio Percent	44.524%	38.982%	5.542%	5.54%	Difference is rental income used for xx. Audit rental income based on tax returns $2,373.	Initial
FO41C0OSRLB	xx			Borrower DTI Ratio Percent	36.913%	21.382%	15.531%	15.53%	Audit DTI 36.913%. Most recent AUS DU in file 1/31/2024 (P 205) DTI 36.91%.	Initial